Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2020 and 2021 is as follows:

	At December 31,
	2020				2021
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	3,490	Ps.	16,806,937	US$	1,890	Ps.	6,881,934
Swaps US Dollar – Euro	US$	150		117,726	US$	150		307,646
Swaps Yen – US Dollar		¥9,750		269,215		¥6,500		119,325
Swaps Pound Sterling – US Dollar		£1,010		2,237,919		£100		99,463
Forwards US Dollar – Mexican Peso	US$	240		39,607	US$	2,080		321,864
Forwards Mexican Peso – US Dollar		—		—	MX$	35,419		1,635,087
Forwards Brazilian Real – US Dollar	BRL$	4,193		1,190,292	BRL$	2,480		127,131
Forwards Euro – US Dollar		€915		266,639		—		—
Put Option		—		—		€374		638,347

Total Assets		—	Ps.	20,928,335		—	Ps.	10,130,806

	At December 31,
	2020				2021
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Euro	US$	800	Ps.	(4,811,031)	US$	800	Ps.	(1,270,005)
Swaps Yen – US Dollar		¥3,250		(14,802)		¥6,500		(119,313)
Swaps Pound Sterling – Euro		£640		(3,122,492)		£640		(1,924,941)
Swap Pound Sterling – US Dollar		£550		(457,559)		£1,460		(2,117,583)
Swaps Euro – US Dollar		—		—		€495		(528,298)
Swaps Euro – Mexican Peso		—		—		€750		(680,720)
Forwards US Dollar – Mexican Peso	US$	3,494		(4,052,852)	US$	1,175		(286,937)
Forwards Brazilian Real – US Dollar	BRL$	1,762		(425,249)	BRL$	4,021		(234,822)
Forwards Euro – US Dollar		—		—		€815		(1,122,641)
Forwards US Dollar – Euro		—		—	US$	8		(1,570)
Forwards Euro – Mexican Peso		€200		(272,274)		€200		(22,182)
Put option		€374		(1,073,990)		—		—
Call option		—		—		€2,097		(1,725,495)

Total Liabilities		—	Ps.	(14,230,249)		—	Ps.	(10,034,508)

Summary of Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2022	2023	2024	2025	2026 Thereafter
Assets
Swaps US Dollar-Mexican Peso	US$	—	—	—	—	1,890
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Pound Sterling – US Dollar	£	—	—	—	—	100
Forwards US Dollar-Mexican Peso	US$	2,080	—	—	—	—
Forwards Mexican Peso – US Dollar	MX$	35,419	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	2,480	—	—	—	—
Put Option	€	—	374	—	—	—
Liabilities
Swaps US Dollar-Euro	US$	—	—	—	—	800
Swaps Euro – US Dollar	€	—	320	175	—	—
Swaps Euro – Mexican Peso	US$	—	750	—	—	—
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps Pound Sterling-Euro	£	—	—	—	—	640
Swap Pound Sterling-US Dollar	£	—	—	—	—	1,460
Forwards US Dollar – Mexican Peso	US$	1,175	—	—	—	—
Forwards Euro – US Dollar	€	765	—	50	—	—
Forwards US Dollar—Euro	US$	8	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	4,021	—	—	—	—
Forwards Euro – Mexican Peso	€	200	—	—	—	—
Call option	€	—	—	2,097	—	—